
                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 21, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Post-Effective Amendment No. 79                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 80                                                       [X]

                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

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
                                                              Send Copies of Communications to:
JAMES BERNSTEIN, ESQ.                                         MS. BARBARA A. NUGENT, ESQ.
12OO RIVER ROAD, SUITE 1000                                   STRADLEY, RONON, STEVENS, & YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428                              2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)                       PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

        [   ] immediately upon filing pursuant to paragraph (b)

        [ X ] on February 18, 2005  pursuant to paragraph (b)

        [   ] 60 days after filing pursuant to paragraph (a)(1)

        [   ] on [date] pursuant to paragraph (a)(1)

        [   ] 75 days after filing pursuant to paragraph (a)(2)

        [   ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

        [ X ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.


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                                Explanatory Note

This Post-Effective Amendment No. 79 to Registrant's Registration Statement on Form N-1A (the "Amendment") is being filed under Rule 485(b)(iii) and incorporates by reference (i) a Supplement to the Sector Series Prospectus for the Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Global Technology and Communications Fund, and Gartmore GVIT Global Utilities Fund; (ii) a Supplement to the International Series Prospectus for the Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund; (iii) a Supplement to the Leadership Series Prospectus for the Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund and Gartmore GVIT Worldwide Leaders Fund; (iv) a Supplement to the Developing Markets Series Prospectus for the Gartmore GVIT Developing Markets Fund; (v) the combined Statement of Additional Information for all series of the Registrant filed on July 29, 2004; and (vi) Part C. This Amendment is being filed for the purposes of delaying the effectiveness of Post Effective Amendment No. 73 until February 18, 2005.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 79, 80, respectively, to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 21st day of January, 2005.


                                    GARTMORE VARIABLE INSURANCE TRUST


                                    By:  /s/ James Bernstein
                                         --------------------------------------
                                         James Bernstein, Assistant Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 79 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 21ST DAY OF JANUARY, 2005.


Signature & Title

Principal Executive Officer

PAUL J. HONDROS*
---------------------------------------------
Paul J. Hondros, Trustee and Chairman



Principal Accounting and Financial Officer

GERALD J. HOLLAND*
---------------------------------------------
Gerald J. Holland, Treasurer

CHARLES E. ALLEN*
---------------------------------------------
Charles E. Allen, Trustee

MICHAEL J. BARESICH*
---------------------------------------------
Michael J. Baresich, Trustee

PAULA H.J. CHOLMONDELEY*
---------------------------------------------
Paula H.J. Cholmondeley, Trustee

C. BRENT DEVORE*
---------------------------------------------
C. Brent Devore, Trustee

ROBERT M. DUNCAN*
---------------------------------------------
Robert M. Duncan, Trustee

BARBARA HENNIGAR*
---------------------------------------------
Barbara Hennigar, Trustee

THOMAS J. KERR, IV*
---------------------------------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRINDLER*
---------------------------------------------
Douglas F. Kridler, Trustee

ARDEN L. SHISLER*
---------------------------------------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
---------------------------------------------
David C. Wetmore, Trustee

*BY:
        /s/ James Bernstein
        -------------------------------------
        James Bernstein, Attorney-In Fact